PRINCIPAL ACTIVITIES AND ORGANIZATION (Schedule of Consolidated Financial Information of Variable Interest Entities, Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Variable Interest Entity [Line Items]
Statutory reserve	$ 12,149	$ 10,577
Number of VIEs where the Company has variable interests but not the primary beneficiary	0
Consolidated variable interest entities [Member]
Variable Interest Entity [Line Items]
Registered capital	$ 8,917
Statutory reserve	$ 2,695
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Net revenues [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	93.00%	83.00%	71.00%
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Total assets [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	81.00%	71.00%
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Total liabilities [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	26.00%	32.00%